VESSELS (Details) $ in Thousands	1 Months Ended	9 Months Ended			12 Months Ended
	Jul. 31, 2018 Vessel	Sep. 30, 2018 USD ($) Vessel		Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Vessel
VESSELS [Abstract]
Number of vessels | Vessel		24			30
Residual value		$ 8,000			$ 4,000
Depreciation charge reduction due to change in estimate		$ 8,100
Estimated useful life		25 years
Vessels, net [Abstract]
Total		$ 1,393,985			1,889,270
Less Accumulated Depreciation		(440,237)	[1]		(842,977)
Less Accumulated Impairment Loss on Vessels		(19,128)	[2]		(110,480)
Vessels, Net		934,620			935,813
Depreciation charges disposed		447,200
Dry-docking charges		4,788		$ 14,933
Impairment loss on vessels		2,168		0
Loss on disposal of vessels		3,357		0
Gross proceeds from sale of vessels		77,500
Loss from disposal of inventory		4,000
Transaction costs		1,800
Proceeds from sale of vessels		$ 71,722		$ 0
Number of vessels disposed of | Vessel	6	8
Vessels [Member]
Vessels, net [Abstract]
Additions		$ 114,188			69,927
Disposals		(548,435)			0
Total		1,769,967			1,700,040
Drydocking [Member]
Vessels, net [Abstract]
Additions		7,006			20,150
Disposals		(68,043)			0
Total		$ 119,303			$ 99,153

[1]	Depreciation charges of $447.2 million related to vessels disposed of in 2018 is excluded
[2]	Impairment charges of $2.2 million related to vessels disposed of in 2018 is excluded